Fair Value Of Assets And Liabilities (Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements) (Details) (USD $)																																										12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Mortgage Banking [Member]	Dec. 31, 2012 Mortgage Banking [Member]	Dec. 31, 2013 First Mortgage [Member]	Dec. 31, 2012 First Mortgage [Member]	Dec. 31, 2011 First Mortgage [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member]		Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member]		Dec. 31, 2011 Fair Value Measurements Nonrecurring [Member]		Dec. 31, 2013 Derivatives Other [Member]	Dec. 31, 2012 Derivatives Other [Member]	Dec. 31, 2013 Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Fair Value Inputs Level3 [Member] Mortgage Banking [Member]	Dec. 31, 2012 Fair Value Inputs Level3 [Member] Mortgage Banking [Member]	Dec. 31, 2013 Fair Value Inputs Level3 [Member] First Mortgage [Member]	Dec. 31, 2012 Fair Value Inputs Level3 [Member] First Mortgage [Member]	Dec. 31, 2011 Fair Value Inputs Level3 [Member] First Mortgage [Member]	Dec. 31, 2013 Fair Value Inputs Level3 [Member] Residential Real Estate [Member]	Dec. 31, 2012 Fair Value Inputs Level3 [Member] Residential Real Estate [Member]	Dec. 31, 2013 Fair Value Inputs Level3 [Member] Fair Value Measurements Nonrecurring [Member]		Dec. 31, 2012 Fair Value Inputs Level3 [Member] Fair Value Measurements Nonrecurring [Member]		Dec. 31, 2011 Fair Value Inputs Level3 [Member] Fair Value Measurements Nonrecurring [Member]		Dec. 31, 2013 Fair Value Inputs Level3 [Member] Derivatives Other [Member]	Dec. 31, 2012 Fair Value Inputs Level3 [Member] Derivatives Other [Member]	Dec. 31, 2013 Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member] Fair Value Measurements Nonrecurring [Member]		Dec. 31, 2012 Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member] Fair Value Measurements Nonrecurring [Member]		Dec. 31, 2013 Discounted Cash Flow [Member] Trading Securities [Member] Fair Value Inputs Level3 [Member] Mortgage Banking [Member]		Dec. 31, 2012 Discounted Cash Flow [Member] Trading Securities [Member] Fair Value Inputs Level3 [Member] Mortgage Banking [Member]		Dec. 31, 2013 Discounted Cash Flow [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member] Residential Real Estate [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member] Residential Real Estate [Member]	Dec. 31, 2013 Discounted Cash Flow [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Discounted Cash Flow [Member] Mortgage Servicing Rights [Member] Fair Value Inputs Level3 [Member]		Dec. 31, 2012 Discounted Cash Flow [Member] Mortgage Servicing Rights [Member] Fair Value Inputs Level3 [Member]		Dec. 31, 2012 Discounted Cash Flow [Member] Short Term Debt [Member] Fair Value Inputs Level3 [Member]		Dec. 31, 2013 Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Discounted Cash Flow [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Appraisals From Comparable Properties [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Appraisals From Comparable Properties [Member] Real Estate Acquired By Foreclosure [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Real Estate Acquired By Foreclosure [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Appraisals From Comparable Properties [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Other Collateral Valuations [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Other Collateral Valuations [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Industry Comparables [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Industry Comparables [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Maximum [Member] Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Maximum [Member]
Discounted Cash Flow [Member]
Six Percent To Ten Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2013
Maximum [Member]
Discounted Cash Flow [Member]
Six Percent To Ten Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
First Mortgage [Member]

Dec. 31, 2013
Maximum [Member]
Discounted Cash Flow [Member]
Two Percent To Four Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2012
Maximum [Member]
Discounted Cash Flow [Member]
Two Percent To Four Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2013
Maximum [Member]
Discounted Cash Flow [Member]
Fifteen Percent To Twenty Five Percent Added To Credit Spread [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2012
Maximum [Member]
Discounted Cash Flow [Member]
Fifteen Percent To Twenty Five Percent Added To Credit Spread [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2012
Maximum [Member]
Discounted Cash Flow [Member]
Fifty Percent To Sixty Percent Of Upb [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2013
Maximum [Member]
Discounted Cash Flow [Member]
Fifty Percent To Sixty Percent Of Upb [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
First Mortgage [Member]

Dec. 31, 2013
Maximum [Member]
Discounted Cash Flow [Member]
Zero Percent To Fifteen Percent Of Adjustment To Yield [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Maximum [Member]
Discounted Cash Flow [Member]
Zero Percent To Fifteen Percent Of Adjustment To Yield [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																																																																		Dec. 31, 2013 Maximum [Member] Discounted Cash Flow [Member] Six Months To Thirty Months [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Ten Percent To Fifty Percent [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Maximum [Member] Discounted Cash Flow [Member] Twenty Five Percent To Thirty Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Twenty Five Percent To Thirty Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Maximum [Member] Discounted Cash Flow [Member] Twenty Percent To Twenty Five Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Twenty Percent To Twenty Five Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Nine Months To Eighteen Months [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2013
Maximum [Member]
Discounted Cash Flow [Member]
Three Percent To Twelve Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
Home Equity [Member]

Dec. 31, 2013
Maximum [Member]
Discounted Cash Flow [Member]
Thirty Five Percent To Hundred Percent Of Upb [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
Home Equity [Member]
																																																																																											Dec. 31, 2013 Maximum [Member] Discounted Cash Flow [Member] Fifteen To Forty Five Percent [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2013
Maximum [Member]
Discounted Cash Flow [Member]
Two To Eleven Percent [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
Home Equity [Member]
																																																																																													Dec. 31, 2013 Maximum [Member] Appraisals From Comparable Properties [Member] Zero Percent To Ten Percent Of Appraisal [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2013
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Ten Percent Of Appraisal [Member]
Real Estate Acquired By Foreclosure [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Loans Net Of Unearned Income [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Real Estate Acquired By Foreclosure [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2013
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																																																																																			Dec. 31, 2013 Maximum [Member] Other Collateral Valuations [Member] Twenty Percent To Fifty Percent Of Gross Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Other Collateral Valuations [Member] Twenty Percent To Fifty Percent Of Gross Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2013
Maximum [Member]
Other Collateral Valuations [Member]
Zero Percent To Twenty Five Percent Of Reported Value [Member]
Loans Net Of Unearned Income [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Maximum [Member]
Other Collateral Valuations [Member]
Zero Percent To Twenty Five Percent Of Reported Value [Member]
Loans Net Of Unearned Income [Member]
Fair Value Inputs Level3 [Member]
																																																																																																							Dec. 31, 2013 Maximum [Member] Industry Comparables [Member] Forty Percent To Fifty Percent Discount [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Industry Comparables [Member] Forty Percent To Fifty Percent Discount [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Minimum [Member] Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Minimum [Member]
Discounted Cash Flow [Member]
Six Percent To Ten Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2013
Minimum [Member]
Discounted Cash Flow [Member]
Six Percent To Ten Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
First Mortgage [Member]

Dec. 31, 2013
Minimum [Member]
Discounted Cash Flow [Member]
Two Percent To Four Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2012
Minimum [Member]
Discounted Cash Flow [Member]
Two Percent To Four Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2013
Minimum [Member]
Discounted Cash Flow [Member]
Fifteen Percent To Twenty Five Percent Added To Credit Spread [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2012
Minimum [Member]
Discounted Cash Flow [Member]
Fifteen Percent To Twenty Five Percent Added To Credit Spread [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2012
Minimum [Member]
Discounted Cash Flow [Member]
Fifty Percent To Sixty Percent Of Upb [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]

Dec. 31, 2013
Minimum [Member]
Discounted Cash Flow [Member]
Fifty Percent To Sixty Percent Of Upb [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
First Mortgage [Member]

Dec. 31, 2013
Minimum [Member]
Discounted Cash Flow [Member]
Zero Percent To Fifteen Percent Of Adjustment To Yield [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Minimum [Member]
Discounted Cash Flow [Member]
Zero Percent To Fifteen Percent Of Adjustment To Yield [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																																																																																																					Dec. 31, 2013 Minimum [Member] Discounted Cash Flow [Member] Six Months To Thirty Months [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Ten Percent To Fifty Percent [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Minimum [Member] Discounted Cash Flow [Member] Twenty Five Percent To Thirty Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Twenty Five Percent To Thirty Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2013 Minimum [Member] Discounted Cash Flow [Member] Twenty Percent To Twenty Five Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Twenty Percent To Twenty Five Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Nine Months To Eighteen Months [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2013
Minimum [Member]
Discounted Cash Flow [Member]
Three Percent To Twelve Percent Values Utilized [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
Home Equity [Member]

Dec. 31, 2013
Minimum [Member]
Discounted Cash Flow [Member]
Thirty Five Percent To Hundred Percent Of Upb [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
Home Equity [Member]
																																																																																																																														Dec. 31, 2013 Minimum [Member] Discounted Cash Flow [Member] Fifteen To Forty Five Percent [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2013
Minimum [Member]
Discounted Cash Flow [Member]
Two To Eleven Percent [Member]
Loans Held For Sale [Member]
Fair Value Inputs Level3 [Member]
Residential Real Estate [Member]
Home Equity [Member]
																																																																																																																																Dec. 31, 2013 Minimum [Member] Appraisals From Comparable Properties [Member] Zero Percent To Ten Percent Of Appraisal [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Appraisals From Comparable Properties [Member] Zero Percent To Ten Percent Of Appraisal [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2013
Minimum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Ten Percent Of Appraisal [Member]
Real Estate Acquired By Foreclosure [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Minimum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Ten Percent Of Appraisal [Member]
Real Estate Acquired By Foreclosure [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2013
Minimum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Minimum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																																																																																																																						Dec. 31, 2013 Minimum [Member] Other Collateral Valuations [Member] Twenty Percent To Fifty Percent Of Gross Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Other Collateral Valuations [Member] Twenty Percent To Fifty Percent Of Gross Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2013
Minimum [Member]
Other Collateral Valuations [Member]
Zero Percent To Twenty Five Percent Of Reported Value [Member]
Loans Net Of Unearned Income [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Minimum [Member]
Other Collateral Valuations [Member]
Zero Percent To Twenty Five Percent Of Reported Value [Member]
Loans Net Of Unearned Income [Member]
Fair Value Inputs Level3 [Member]
																																																																																																																																										Dec. 31, 2013 Minimum [Member] Industry Comparables [Member] Forty Percent To Fifty Percent Discount [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Industry Comparables [Member] Forty Percent To Fifty Percent Discount [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests	$ 801,718,000		$ 1,262,720,000			$ 7,195,000	$ 17,987,000														$ 7,195,000	$ 17,987,000
Total MSR recognized by FHN	72,793,000		114,311,000		144,069,000														72,793,000	114,311,000
Other short-term borrowings			11,156,000																	11,156,000
Other Liabilities, Fair Value Disclosure	154,280,000		202,269,000														2,916,000	2,175,000	2,915,000	2,175,000														2,915,000	2,175,000
Loans, net of unearned income																												62,839,000	[1]	117,064,000	[1]
Loans held-for-sale	230,456,000		223,443,000					9,457,000	12,054,000	11,980,000									230,456,000	221,094,000			9,457,000	12,054,000	11,980,000	239,913,000	233,148,000
Real estate acquired by foreclosure	71,562,000		60,690,000								45,753,000	[2]	41,767,000	[2]	68,884,000	[2]												45,753,000	[2]	41,767,000	[2]	68,884,000	[2]
Securities available for sale	3,398,457,000	[3]	3,061,808,000	[4]															8,126,000	9,553,000																4,300,000	4,300,000
Other assets	205,746,000		314,949,000								66,128,000	[5]	76,501,000	[5]	91,243,000	[5]		5,000	0	0								66,128,000	[5]	76,501,000	[5]	91,243,000	[5]		0			66,128,000	[5]	76,501,000	[5]
Valuation Techniques																																										Discounted cash flow		Discounted cash flow		Discounted cash flow	Discounted cash flow	Discounted cash flow	Discounted cash flow	Discounted cash flow		Discounted cash flow		Discounted cash flow		Discounted cash flow	Discounted cash flow	Discounted cash flow	Discounted cash flow	Appraisals from comparable properties	Appraisals from comparable properties	Appraisals from comparable properties	Appraisals from comparable properties	Appraisals from comparable properties	Appraisals from comparable properties	Other collateral valuations	Other collateral valuations	Industry comparables	Industry comparables
Prepayment Speeds																																																																								10.00%	10.00%																12.00%																		6.00%	6.00%																3.00%
Loss severity trends																																																																														60.00%	60.00%											100.00%																							50.00%	50.00%											35.00%
Delinquency adjustment factor																																																																												25.00%	25.00%																																		15.00%	15.00%
Credit spreads																																																																										4.00%	4.00%																																		2.00%	2.00%
Visa covered litigation resolution amount																																																																						$ 5,000,000,000	$ 5,000,000,000																																		$ 4,400,000,000	$ 4,400,000,000
Probability of resolution scenarios																																																																																			50.00%								45.00%																											10.00%								15.00%
Time until resolution																																																																																		30 months						18 months																													6 months						9 months
Adjustment for value changes since appraisal																																																																																														10.00%	10.00%	10.00%																																	0.00%	0.00%	0.00%
Adjustments to current sales yields for specific properties																																																																																15.00%	15.00%																																		0.00%	0.00%
Marketability adjustments for specific properties																																																																																													10.00%				25.00%	25.00%																														0.00%				0.00%	0.00%
Fair Value Measurements Significant Assumptions																																										(a)	[6]	(a)	[6]					(a)	[6]	(a)	[6]	(b)	[7]
Discount rate																																																																																				30.00%	30.00%																																		25.00%	25.00%
Adjustment for minority interest and small business status																																																																																																							50.00%	50.00%																																		40.00%	40.00%
Earnings capitalization rate																																																																																						25.00%	25.00%																																		20.00%	20.00%
Borrowing base certificates adjustment																																																																																																			50.00%	50.00%																																		20.00%	20.00%
Financial statements/auction values adjustment																																																																																																					25.00%	25.00%																																		0.00%	0.00%
Draw rate																																																																																												11.00%																																			2.00%

[1]	Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[2]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[3]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[4]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[5]	Represents tax credit investments.
[6]	The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
[7]	The inputs and associated ranges for Other short-term borrowings mirror those of the related MSR